Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
	December 31,
	2024	2023
	US$’000	US$’000

Raw materials	76	192
Work in progress	58	30
Finished goods	366	501
	500	723

ZHEJIANG TIANLAN
Inventories
	December 31,
	2024	2023
	RMB’000	RMB’000

Raw materials	676	54
Finished goods	4,032	4,415
	4,708	4,469